Supplemental Guarantor Information (Tables)	6 Months Ended
Jun. 30, 2016
Supplemental Guarantor Information [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheets
Six Months Ended June 30, 2016

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$60.8	$2.7	$272.0	$—	$335.5
Restricted cash	1,823.0	—	—	—	1,823.0
Short-term investments	—	—	26.6	—	26.6
Trade receivables, net	195.2	0.4	324.5	—	520.1
Intercompany receivables	873.2	788.6	559.4	(2,221.2)	—
Inventories	106.3	16.7	307.8	—	430.8
Deferred income taxes	57.1	11.2	48.2	—	116.5
Prepaid expenses	13.6	0.4	8.4	—	22.4
Prepaid income taxes	19.4	11.3	4.0	—	34.7
Current assets held for sale	—	—	—	—	—
Other current assets	8.5	2.7	137.4	—	148.6
Total current assets	3,157.1	834.0	1,688.3	(2,221.2)	3,458.2
Securities and other investments	84.0	—	—	—	84.0
Property, plant and equipment, net	109.7	9.2	47.2	—	166.1
Goodwill	55.5	—	113.7	—	169.2
Deferred income taxes	50.6	(6.4)	16.3	—	60.5
Finance lease receivables	—	7.3	15.4	—	22.7
Other assets	1,515.1	20.6	54.2	(1,510.1)	79.8
Total assets	$4,972.0	$864.7	$1,935.1	$(3,731.3)	$4,040.5

LIABILITIES AND EQUITY
Current liabilities
Notes payable	$21.3	$1.7	$16.0	$—	$39.0
Accounts payable	97.7	0.2	163.2	—	261.1
Intercompany payable	1,456.1	175.1	590.0	(2,221.2)	—
Deferred revenue	98.5	2.2	116.9	—	217.6
Payroll and other benefits liabilities	29.2	1.1	47.3	—	77.6
Current liabilities held for sale	—	—	—	—	—
Other current liabilities	199.2	(5.7)	129.2	—	322.7
Total current liabilities	1,902.0	174.6	1,062.6	(2,221.2)	918.0
Long-term debt	2,273.3	0.7	—	—	2,274.0
Pensions and other benefits	192.3	—	2.3	—	194.6
Post-retirement and other benefits	14.9	—	4.5	—	19.4
Other long-term liabilities	11.2	—	21.3	—	32.5
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	578.3	689.4	820.7	(1,510.1)	578.3
Noncontrolling interests	—	—	23.7	—	23.7
Total liabilities and equity	$4,972.0	$864.7	$1,935.1	$(3,731.3)	$4,040.5

Condensed Consolidating Balance Sheets
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$20.3	$7.9	$285.4	$—	$313.6
Restricted cash	—	—	—	—	—
Short-term investments	—	—	39.9	—	39.9
Trade receivables, net	140.4	4.3	269.2	—	413.9
Intercompany receivables	828.8	733.6	539.1	(2,101.5)	—
Inventories	115.9	17.8	235.6	—	369.3
Deferred income taxes	103.7	11.2	53.9	—	168.8
Prepaid expenses	16.4	0.7	6.5	—	23.6
Prepaid income taxes	—	—	18.0	—	18.0
Current assets held for sale	139.2	—	9.0	—	148.2
Other current assets	15.5	3.5	129.3	—	148.3
Total current assets	1,380.2	779.0	1,585.9	(2,101.5)	1,643.6
Securities and other investments	85.2	—	—	—	85.2
Property, plant and equipment, net	121.1	10.0	44.2	—	175.3
Goodwill	45.1	—	116.4	—	161.5
Deferred income taxes	57.1	(6.4)	14.6	—	65.3
Finance lease receivables	—	8.1	28.4	—	36.5
Other assets	1,407.0	23.5	34.5	(1,390.0)	75.0
Total assets	$3,095.7	$814.2	$1,824.0	$(3,491.5)	$2,242.4

LIABILITIES AND EQUITY
Current liabilities
Notes payable	$21.5	$1.3	$9.2	$—	$32.0
Accounts payable	131.9	1.2	148.6	—	281.7
Intercompany payable	1,414.2	140.8	546.5	(2,101.5)	—
Deferred revenue	102.7	3.6	122.9	—	229.2
Payroll and other benefits liabilities	25.2	0.5	50.8	—	76.5
Current liabilities held for sale	48.9	—	0.5	—	49.4
Other current liabilities	116.3	(5.4)	176.1	—	287.0
Total current liabilities	1,860.7	142.0	1,054.6	(2,101.5)	955.8
Long-term debt	604.6	1.6	—	—	606.2
Pensions and other benefits	193.5	—	2.1	—	195.6
Post-retirement and other benefits	14.5	—	4.2	—	18.7
Other long-term liabilities	10.0	—	20.6	—	30.6
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	412.4	670.6	719.4	(1,390.0)	412.4
Noncontrolling interests	—	—	23.1	—	23.1
Total liabilities and equity	$3,095.7	$814.2	$1,824.0	$(3,491.5)	$2,242.4

Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Three Months Ended June 30, 2016

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$207.4	$—	$149.1	$—	$356.5
Products	71.3	0.4	151.8	—	223.5
	278.7	0.4	300.9	—	580.0
Cost of sales
Services	139.4	0.4	95.6	—	235.4
Products	59.7	2.2	127.6	—	189.5
	199.1	2.6	223.2	—	424.9
Gross profit (loss)	79.6	(2.2)	77.7	—	155.1
Selling and administrative expense	77.8	3.1	46.4	—	127.3
Research, development and engineering expense	1.1	11.6	4.9	—	17.6
Impairment of assets	—	—	—	—	—
(Gain) loss on sale of assets, net	0.1	(0.1)	(0.1)	—	(0.1)
	79.0	14.6	51.2	—	144.8
Operating profit (loss)	0.6	(16.8)	26.5	—	10.3
Other income (expense)
Interest income	0.9	0.2	5.2	—	6.3
Interest expense	(23.6)	—	(0.7)	—	(24.3)
Foreign exchange (loss) gain, net	(1.3)	—	0.1	—	(1.2)
Equity in earnings of subsidiaries	14.4	—	—	(14.4)	—
Miscellaneous, net	(26.8)	1.8	(1.8)	—	(26.8)
(Loss) income from continuing operations before taxes	(35.8)	(14.8)	29.3	(14.4)	(35.7)
Income tax (benefit) expense	(14.2)	(2.1)	1.4	—	(14.9)
(Loss) income from continuing operations, net of tax	(21.6)	(12.7)	27.9	(14.4)	(20.8)
Income from discontinued operations, net of tax	0.5	—	—	—	0.5
Net (loss) income	(21.1)	(12.7)	27.9	(14.4)	(20.3)
Income attributable to noncontrolling interests, net of tax	—	—	0.8	—	0.8
Net (loss) income attributable to Diebold, Incorporated	$(21.1)	$(12.7)	$27.1	$(14.4)	$(21.1)
Comprehensive (loss) income	$(2.4)	$(12.7)	$49.2	$(36.3)	$(2.2)
Less: comprehensive income attributable to noncontrolling interests	—	—	0.2	—	0.2
Comprehensive (loss) income attributable to Diebold, Incorporated	$(2.4)	$(12.7)	$49.0	$(36.3)	$(2.4)

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Three Months Ended June 30, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$195.7	$—	$157.2	$—	$352.9
Products	53.9	0.5	237.2	—	291.6
	249.6	0.5	394.4	—	644.5
Cost of sales
Services	132.0	0.5	101.8	—	234.3
Products	32.0	3.1	204.4	—	239.5
	164.0	3.6	306.2	—	473.8
Gross profit (loss)	85.6	(3.1)	88.2	—	170.7
Selling and administrative expense	72.6	2.6	49.7	—	124.9
Research, development and engineering expense	2.4	16.1	5.4	—	23.9
Impairment of assets	—	—	(0.5)	—	(0.5)
(Loss) gain on sale of assets, net	0.1	(0.2)	(1.5)	—	(1.6)
	75.1	18.5	53.1	—	146.7
Operating profit (loss)	10.5	(21.6)	35.1	—	24.0
Other income (expense)
Interest income	—	0.3	6.5	—	6.8
Interest expense	(7.0)	—	(0.6)	—	(7.6)
Foreign exchange (loss) gain, net	0.9	(0.1)	(2.1)	—	(1.3)
Equity in earnings of subsidiaries	15.2	—	—	(15.2)	—
Miscellaneous, net	1.0	4.0	(4.1)	—	0.9
(Loss) income from continuing operations before taxes	20.6	(17.4)	34.8	(15.2)	22.8
Income tax (benefit) expense	2.4	(3.4)	4.1	—	3.1
(Loss) income from continuing operations, net of tax	18.2	(14.0)	30.7	(15.2)	19.7
Income from discontinued operations, net of tax	4.0	—	0.2	—	4.2
Net income (loss)	22.2	(14.0)	30.9	(15.2)	23.9
Income attributable to noncontrolling interests, net of tax	—	—	1.7	—	1.7
Net income (loss) attributable to Diebold, Incorporated	$22.2	$(14.0)	$29.2	$(15.2)	$22.2
Comprehensive income (loss)	$28.6	$(14.0)	$38.1	$(22.3)	$30.4
Less: comprehensive income attributable to noncontrolling interests	—	—	1.8	—	1.8
Comprehensive income (loss) attributable to Diebold, Incorporated	$28.6	$(14.0)	$36.3	$(22.3)	$28.6

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Six Months Ended June 30, 2016

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$412.7	$—	$280.5	$—	$693.2
Products	127.2	0.9	268.2	0.1	396.4
	539.9	0.9	548.7	0.1	1,089.6
Cost of sales
Services	282.1	0.8	181.0	—	463.9
Products	107.5	4.0	220.2	0.1	331.8
	389.6	4.8	401.2	0.1	795.7
Gross profit (loss)	150.3	(3.9)	147.5	—	293.9
Selling and administrative expense	156.1	5.5	91.3	—	252.9
Research, development and engineering expense	2.4	23.7	10.0	—	36.1
Impairment of assets	—	—	—	—	—
(Gain) loss on sale of assets, net	0.2	(0.1)	0.2	—	0.3
	158.7	29.1	101.5	—	289.3
Operating profit (loss)	(8.4)	(33.0)	46.0	—	4.6
Other income (expense)
Interest income	1.0	0.4	9.8	—	11.2
Interest expense	(34.9)	(0.1)	(0.8)	—	(35.8)
Foreign exchange (loss) gain, net	(3.0)	—	(0.6)	—	(3.6)
Equity in earnings of subsidiaries	30.3	—	—	(30.3)	—
Miscellaneous, net	6.5	3.2	(1.9)	—	7.8
Income (loss) from continuing operations before taxes	(8.5)	(29.5)	52.5	(30.3)	(15.8)
Income tax expense (benefit)	(17.2)	(4.9)	6.4	—	(15.7)
Income (loss) from continuing operations, net of tax	8.7	(24.6)	46.1	(30.3)	(0.1)
Income from discontinued operations, net of tax	138.4	—	9.9	—	148.3
Net income (loss)	147.1	(24.6)	56.0	(30.3)	148.2
Income attributable to noncontrolling interests, net of tax	—	—	1.1	—	1.1
Net income (loss) attributable to Diebold, Incorporated	$147.1	$(24.6)	$54.9	$(30.3)	$147.1
Comprehensive income (loss)	$195.7	$(24.6)	$109.8	$(84.6)	$196.3
Less: comprehensive income attributable to noncontrolling interests	—	—	0.6	—	0.6
Comprehensive income (loss) attributable to Diebold, Incorporated	$195.7	$(24.6)	$109.2	$(84.6)	$195.7

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Six Months Ended June 30, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$384.0	$—	$310.5	$—	$694.5
Products	96.9	0.9	427.1	(0.1)	524.8
	480.9	0.9	737.6	(0.1)	1,219.3
Cost of sales
Services	261.5	0.9	201.8	—	464.2
Products	55.5	6.2	363.5	(0.1)	425.1
	317.0	7.1	565.3	(0.1)	889.3
Gross profit (loss)	163.9	(6.2)	172.3	—	330.0
Selling and administrative expense	135.1	5.8	104.5	—	245.4
Research, development and engineering expense	4.5	31.7	10.0	—	46.2
Impairment of assets	—	9.1	9.8	—	18.9
(Gain) loss on sale of assets, net	0.2	(0.2)	(1.5)	—	(1.5)
	139.8	46.4	122.8	—	309.0
Operating profit (loss)	24.1	(52.6)	49.5	—	21.0
Other income (expense)
Interest income	0.4	0.7	13.6	—	14.7
Interest expense	(14.2)	(0.1)	(1.3)	—	(15.6)
Foreign exchange (loss) gain, net	0.5	(0.1)	(10.9)	—	(10.5)
Equity in earnings of subsidiaries	(1.6)	—	—	1.6	—
Miscellaneous, net	1.6	6.9	(8.8)	—	(0.3)
Income (loss) from continuing operations before taxes	10.8	(45.2)	42.1	1.6	9.3
Income tax (benefit) expense	(0.3)	(10.1)	10.1	—	(0.3)
Income (loss) from continuing operations, net of tax	11.1	(35.1)	32.0	1.6	9.6
Income from discontinued operations, net of tax	8.3	—	0.4	—	8.7
Net income (loss)	19.4	(35.1)	32.4	1.6	18.3
(Loss) attributable to noncontrolling interests, net of tax	—	—	(1.1)	—	(1.1)
Net income (loss) attributable to Diebold, Incorporated	$19.4	$(35.1)	$33.5	$1.6	$19.4
Comprehensive income (loss)	$(37.3)	$(35.1)	$(28.8)	$63.1	$(38.1)
Less: comprehensive (loss) attributable to noncontrolling interests	—	—	(0.8)	—	(0.8)
Comprehensive income (loss) attributable to Diebold, Incorporated	$(37.3)	$(35.1)	$(28.0)	$63.1	$(37.3)

Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2016

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash used by operating activities	$(152.3)	$(27.6)	$(26.3)	$—	$(206.2)

Cash flow from investing activities
Proceeds from maturities of investments	—	—	107.1	—	107.1
Proceeds from sale of foreign currency option contract	42.6	—	—	—	42.6
Payments for purchases of investments	—	—	(85.9)	—	(85.9)
Proceeds from sale of assets	—	—	0.4	—	0.4
Capital expenditures	(3.1)	(0.4)	(7.8)	—	(11.3)
Restricted cash, net	(1,768.1)	—	—	—	(1,768.1)
Increase in certain other assets	(13.2)	(3.0)	6.9	—	(9.3)
Capital contributions and loans paid	(90.1)	—	—	90.1	—
Proceeds from intercompany loans	74.7	—	—	(74.7)	—
Net cash (used) provided by investing activities - continuing operations	(1,757.2)	(3.4)	20.7	15.4	(1,724.5)
Net cash provided by investing activities - discontinued operations	365.1	—	—	—	365.1
Net cash (used) provided by investing activities	(1,392.1)	(3.4)	20.7	15.4	(1,359.4)

Cash flow from financing activities
Dividends paid	(38.0)	—	—	—	(38.0)
Debt issuance costs	(11.2)	—	—	—	(11.2)
Restricted cash, net	(54.9)	—	—	—	(54.9)
Revolving credit facility borrowings (repayments), net	142.0	—	—	—	142.0
Other debt borrowings	1,781.1	—	25.9	—	1,807.0
Other debt repayments	(230.8)	(0.5)	(24.9)	—	(256.2)
Distribution to noncontrolling interest holders	—	—	(2.0)	—	(2.0)
Excess tax benefits from share-based compensation	0.2	—	—	—	0.2
Issuance of common shares	—	—	—	—	—
Repurchase of common shares	(2.0)	—	—	—	(2.0)
Capital contributions received and loans incurred	—	77.8	12.3	(90.1)	—
Payments on intercompany loans	—	(51.5)	(23.2)	74.7	—
Net cash provided (used) by financing activities	1,586.4	25.8	(11.9)	(15.4)	1,584.9
Effect of exchange rate changes on cash	—	—	4.1	—	4.1
Increase (decrease) in cash and cash equivalents	42.0	(5.2)	(13.4)	—	23.4
Add: Cash overdraft included in assets held for sale at beginning of year	(1.5)	—	—	—	(1.5)
Less: Cash overdraft included in assets held for sale at end of year	—	—	—	—	—
Cash and cash equivalents at the beginning of the year	20.3	7.9	285.4	—	313.6
Cash and cash equivalents at the end of the period	$60.8	$2.7	$272.0	$—	$335.5

Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash used by operating activities	$(33.3)	$(34.8)	$(31.0)	$—	$(99.1)

Cash flow from investing activities
Payments for acquisitions, net of cash acquired	—	—	(59.4)	—	(59.4)
Proceeds from maturities of investments	(0.4)	—	73.1	—	72.7
Payments for purchases of investments	—	—	(74.0)	—	(74.0)
Proceeds from sale of assets	—	3.5	2.0	—	5.5
Capital expenditures	(19.2)	(5.7)	0.2	—	(24.7)
Increase in certain other assets	(0.5)	(3.1)	1.0	—	(2.6)
Capital contributions and loans paid	(116.7)	—	—	116.7	—
Proceeds from intercompany loans	86.1	—	—	(86.1)	—
Net cash (used) provided by investing activities - continuing operations	(50.7)	(5.3)	(57.1)	30.6	(82.5)
Net cash used by investing activities - discontinued operations	(0.7)	—	—	—	(0.7)
Net cash (used) provided by investing activities	(51.4)	(5.3)	(57.1)	30.6	(83.2)

Cash flow from financing activities
Dividends paid	(37.8)	—	—	—	(37.8)
Debt issuance costs	(0.7)	—	—	—	(0.7)
Revolving credit facility borrowings (repayments), net	(90.0)	—	22.0	—	(68.0)
Other debt borrowings	230.0	—	41.2	—	271.2
Other debt repayments	—	(0.6)	(41.7)	—	(42.3)
Distribution to noncontrolling interest holders	—	—	—	—	—
Excess tax benefits from share-based compensation	0.2	—	—	—	0.2
Issuance of common shares	2.8	—	—	—	2.8
Repurchase of common shares	(2.8)	—	—	—	(2.8)
Capital contributions received and loans incurred	—	109.8	6.9	(116.7)	—
Payments on intercompany loans	—	(69.0)	(17.1)	86.1	—
Net cash provided (used) by financing activities	101.7	40.2	11.3	(30.6)	122.6
Effect of exchange rate changes on cash	—	—	(17.8)	—	(17.8)
(Decrease) increase in cash and cash equivalents	17.0	0.1	(94.6)	—	(77.5)
Add: Cash overdraft included in assets held for sale at beginning of year	(4.1)	—	—	—	(4.1)
Less: Cash overdraft included in assets held for sale at end of year	(4.4)	—	—	—	(4.4)
Cash and cash equivalents at the beginning of the year	14.7	2.5	308.9	—	326.1
Cash and cash equivalents at the end of the period	$32.0	$2.6	$214.3	$—	$248.9